UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-7396

Western Asset Managed High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY			10041
(Address of principal executive offices)			(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place, 4th Floor Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 451-2010

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / AUGUST 31, 2008

Western Asset

Managed High Income

Fund Inc.

(MHY)

Managed by  WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s primary investment objective is high current income. Capital appreciation is a secondary objective.

What’s inside

Letter from the chairman	I

Fund at a glance	1

Schedule of investments	2

Statement of assets and liabilities	18

Statement of operations	19

Statements of changes in net assets	20

Financial highlights	21

Notes to financial statements	22

Additional shareholder information	27

Dividend reinvestment plan	28

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

Dear Shareholder,

Economic growth in the U.S. was mixed during the six-month reporting period ended August 31, 2008. Looking back, fourth quarter 2007 U.S. gross domestic product (“GDP”)i declined 0.2%. This contraction in economic activity was attributed to continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices. The economy then expanded 0.9% during the first quarter of 2008, and second quarter 2008 GDP growth was 2.8%. In recent months, the economy was supported by strong exports and consumer spending, the latter of which was aided by the government’s tax rebate checks.

While the economy may not fall into a recession, it is a moot point for many Americans, as the job market continues to weaken and energy prices remain elevated. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first eight months of 2008, and the unemployment rate rose to 6.1% in August, its highest level since September 2003. After oil reached a record $147 a barrel on July 11, 2008, it fell to $115 as of August 31, 2008. However, it continues to be well above the price of $74 per barrel as of August 31, 2007.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. In September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. The Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meetings in June, August and September (after the reporting period ended), the Fed held rates steady. In conjunction with its September meeting, the Fed stated: “Strains in financial markets have increased significantly and labor markets have weakened further. Economic growth appears to have slowed recently, partly reflecting a softening of household spending. Tight credit conditions, the ongoing housing contraction, and some slowing in export growth are likely to weigh on economic growth over the next few quarters.” Then, on October 8, 2008, in a global coordination effort with six central banks around the world, interest rates were cut in an attempt to reduce the strains in the

Western Asset Managed High Income Fund Inc.	I

Letter from the chairman continued

global financial markets. At that time, the Fed lowered the federal funds rate from 2.00% to 1.50%.

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Also in March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase. Then, after the close of the reporting period, in mid-September, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. The U.S. Department of the Treasury also took an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September. In addition, the Treasury proposed a $700 billion rescue plan to help financial institutions reduce their exposure to troubled mortgage-related securities. After the House of Representatives initially rejected the plan on September 29, 2008, a revamped version was approved by Congress and, on October 3, 2008, signed into law by the President of the United States.

During the six-month reporting period ended August 31, 2008, both short- and long-term Treasury yields experienced periods of extreme volatility. Investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a “flight to quality” during the first quarter of 2008, causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Treasury yields then moved higher in April, May and early June, as oil prices hit record levels. However, an additional credit crunch in mid-June resulted in another flight to quality, with Treasury yields again moving lower. Overall, during the six months ended August 31, 2008, two-year Treasury yields went from 1.65% to 2.36%. Over the same time frame, 10-year Treasury yields moved from 3.53% to 3.83%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 0.18%.

Periods of increased investor risk aversion caused the high-yield bond market to produce lackluster results over the six months ended August 31, 2008. During that period, the Citigroup High Yield Market Indexv returned -0.18%. While high-yield bond prices rallied on several occasions, it was not enough to overcome several flights to quality that served to drag down the sector.

Despite periods of extreme market volatility and increased investor risk aversion, the emerging debt market posted a modestly positive return for the six months ended August 31, 2008. During that period, the JPMorgan

II	Western Asset Managed High Income Fund Inc.

Emerging Markets Bond Index Global (“EMBI Global”)vi returned 1.06%. Emerging market debt prices fluctuated given uncertainties regarding the potential fallout from the credit crisis in the U.S., fears of slower global growth and gyrating commodity prices. However, this was more than offset by overall solid demand, superior growth rates, increased domestic spending and rating upgrades in countries such as Brazil. For example, in the spring of 2008, Brazil received an investment grade credit rating for the first time from Standard & Poor’s. While many commodity prices are now lower than they were when they reached record high levels earlier in the year, they remain relatively high—further supporting many emerging market countries.

Performance review

For the six months ended August 31, 2008, Western Asset Managed High Income Fund Inc. returned 0.94% based on its net asset value (“NAV”)vii and 4.07% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Indexviii, returned 0.75% over the same time frame. The Lipper High Current Yield Closed-End Funds Category Averageix returned -3.06% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.28 per share, which may have included a return of capital. The performance table shows the Fund’s six-month total return based on its NAV and market price as of August 31, 2008. Past performance is no guarantee of future results.

PERFORMANCE SNAPSHOT as of August 31, 2008 (unaudited)

PRICE PER SHARE	6-MONTH TOTAL RETURN* (not annualized)
$5.98 (NAV)	0.94%
$5.56 (Market Price)	4.07%

All figures represent past performance and are not a guarantee of future results.

*

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

A special note regarding recent market volatility

In recent weeks, we have experienced a series of events that have impacted the financial markets and created concerns among both novice and seasoned investors alike. In particular, we have witnessed the failure and consolidation of several storied financial institutions, periods of heightened market volatility, and aggressive actions by the U.S. federal government to steady the financial markets and restore investor confidence. While we hope that the worst is over in terms of the issues surrounding the credit and

Western Asset Managed High Income Fund Inc.	III

Letter from the chairman continued

housing crises, it is likely that the fallout will continue to impact the financial markets and the U.S. economy during the remainder of the year and, perhaps, into 2009 as well.

Like all asset management firms, Legg Mason has not been immune to these difficult and, in some ways, unprecedented times. However, today’s challenges have only strengthened our resolve to do everything we can to help you reach your financial goals. Now, as always, we remain steadfast in our commitment to provide you with extraordinary service and a full spectrum of investment choices. And rest assured, we will continue to work hard to ensure that our investment managers do everything in their power to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/cef. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•  Fund prices and performance,

•  Market insights and commentaries from our portfolio managers, and

•  A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Looking for additional information?

The Fund is traded under the symbol “MHY” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XMHYX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites, as well as www.leggmason.com/cef.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

IV	Western Asset Managed High Income Fund Inc.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

October 8, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund invests in high-yield bonds, which are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. As interest rates rise, bond prices fall, reducing the value of the Fund’s fixed-income securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. In addition, the Fund may invest in foreign securities, which are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.
vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. Countries covered are Argentina, Belize, Brazil, Bulgaria, Chile, China, Colombia, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Georgia, Ghana, Hungary, Indonesia, Iraq, Jamaica, Kazakhstan, Lebanon, Malaysia, Mexico, Pakistan, Panama, Peru, the Philippines, Poland, Russia, Serbia, South Africa, Sri Lanka, Trinidad & Tobago, Tunisia, Turkey, Ukraine, Uruguay, Venezuela and Vietnam.

vii

Net asset value (“NAV”) is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund’s market price as determined by supply of and demand for the Fund’s shares.

viii

The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

ix

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 5 funds in the Fund’s Lipper category.

Western Asset Managed High Income Fund Inc.	V

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Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — August 31, 2008

Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report	1

Schedule of investments (unaudited)

August 31, 2008

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE
AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES — 91.8%
CONSUMER DISCRETIONARY — 18.6%
	Auto Components — 1.5%
	Allison Transmission Inc., Senior Notes:
$520,000	11.000% due 11/1/15(a)	$481,000
1,090,000	11.250% due 11/1/15(a)(b)	975,550
1,035,000	Keystone Automotive Operations Inc.,
	Senior Subordinated Notes, 9.750% due 11/1/13	424,350
	Visteon Corp., Senior Notes:
879,000	8.250% due 8/1/10	747,150
2,373,000	12.250% due 12/31/16(a)	1,637,370
	Total Auto Components	4,265,420
	Automobiles — 1.3%
295,000	Ford Motor Co., Debentures, 8.900% due 1/15/32	157,825
	General Motors Corp.:
905,000	Notes, 7.200% due 1/15/11	583,725
	Senior Debentures:
1,200,000	8.250% due 7/15/23	591,000
2,950,000	8.375% due 7/15/33	1,475,000
1,325,000	Senior Notes, 7.125% due 7/15/13	718,812
	Total Automobiles	3,526,362
	Diversified Consumer Services — 0.5%
1,495,000	Education Management LLC/Education Management Finance Corp.,
	Senior Subordinated Notes, 10.250% due 6/1/16	1,317,469
245,000	Service Corp. International, Senior Notes, 7.500% due 4/1/27	201,512
	Total Diversified Consumer Services	1,518,981
	Hotels, Restaurants & Leisure — 4.3%
410,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16	312,625
1,055,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14(c)	15,825
1,530,000	Caesars Entertainment Inc., Senior Subordinated Notes,
	8.125% due 5/15/11	1,078,650
875,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	743,750
374,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	360,910
840,000	Downstream Development Quapaw, Senior Notes,
	12.000% due 10/15/15(a)	690,900
655,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	638,625
270,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau
	Las Vegas Capital Corp., 10.250% due 6/15/15(a)	128,925
985,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12(a)	788,000
1,530,000	Inn of the Mountain Gods Resort & Casino, Senior Notes,
	12.000% due 11/15/10	1,097,775

See Notes to Financial Statements.

2	Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE
AMOUNT	SECURITY	VALUE
	Hotels, Restaurants & Leisure — 4.3% continued
$415,000	Mandalay Resort Group, Senior Subordinated Debentures,
	7.625% due 7/15/13	$341,338
	MGM MIRAGE Inc.:
610,000	Notes, 6.750% due 9/1/12	527,650
220,000	Senior Notes, 7.500% due 6/1/16	180,400
1,277,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14(a)	1,337,657
685,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	476,075
475,000	Snoqualmie Entertainment Authority, Senior Secured Notes,
	6.875% due 2/1/14(a)(d)	350,312
	Station Casinos Inc.:
	Senior Notes:
750,000	6.000% due 4/1/12	526,875
1,430,000	7.750% due 8/15/16	972,400
40,000	Senior Subordinated Notes, 6.625% due 3/15/18	16,800
1,100,000	Turning Stone Casino Resort Enterprise, Senior Notes,
	9.125% due 12/15/10(a)	1,089,000
	Total Hotels, Restaurants & Leisure	11,674,492
	Household Durables — 2.0%
120,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	114,600
685,000	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	688,425
1,170,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	1,047,150
1,240,000	K Hovnanian Enterprises Inc., 11.500% due 5/1/13(a)	1,272,550
1,065,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes,
	9.000% due 11/1/11	1,065,000
1,330,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes,
	step bond to yield 10.126% due 9/1/12	1,190,350
	Total Household Durables	5,378,075
	Internet & Catalog Retail — 0.3%
95,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16(a)	92,863
620,000	Ticketmaster, Senior Notes, 10.750% due 8/1/16(a)	638,600
	Total Internet & Catalog Retail	731,463
	Media — 6.3%
	Affinion Group Inc.:
200,000	Senior Notes, 10.125% due 10/15/13	198,000
1,815,000	Senior Subordinated Notes, 11.500% due 10/15/15	1,778,700
4,720,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes,
	11.000% due 10/1/15	3,646,200
415,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	373,500
620,000	Charter Communications Holdings LLC, Senior Discount Notes,
	12.125% due 1/15/12	412,300

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report	3

Schedule of investments (unaudited) continued

August 31, 2008

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE
AMOUNT	SECURITY	VALUE
	Media — 6.3% continued
$510,000	Charter Communications Holdings LLC/Charter Communications
	Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	$339,150
1,760,000	Charter Communications Inc., Senior Secured Notes,
	10.875% due 9/15/14(a)	1,856,800
	CSC Holdings Inc., Senior Notes:
795,000	8.125% due 7/15/09	807,919
450,000	6.750% due 4/15/12	441,000
855,000	Dex Media West LLC/Dex Media Finance Co.,
	Senior Subordinated Notes, 9.875% due 8/15/13	660,487
400,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.,
	Senior Notes, 8.375% due 3/15/13	416,000
380,000	EchoStar DBS Corp., Senior Notes, 7.750% due 5/31/15	364,800
2,560,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	1,171,200
	R.H. Donnelley Corp.:
745,000	Senior Discount Notes, 6.875% due 1/15/13	411,600
825,000	Senior Notes, 8.875% due 1/15/16	437,250
220,000	R.H. Donnelley Inc., 11.750% due 5/15/15(a)	162,800
635,000	Sun Media Corp., 7.625% due 2/15/13	604,838
1,300,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	1,304,300
	TL Acquisitions Inc.:
1,085,000	Senior Notes, 10.500% due 1/15/15(a)	933,100
1,080,000	Senior Subordinated Notes, step bond to yield 13.359% due 7/15/15(a)	777,600
	Total Media	17,097,544
	Multiline Retail — 1.4%
	Dollar General Corp.:
200,000	Senior Notes, 10.625% due 7/15/15	201,500
1,115,000	Senior Subordinated Notes, 11.875% due 7/15/17(b)	1,059,250
	Neiman Marcus Group Inc.:
90,000	7.125% due 6/1/28	76,050
750,000	Senior Notes, 9.000% due 10/15/15(b)	733,125
1,765,000	Senior Subordinated Notes, 10.375% due 10/15/15	1,729,700
	Total Multiline Retail	3,799,625
	Specialty Retail — 1.0%
540,000	Ace Hardware Corp., Senior Secured Notes, 9.125% due 6/1/16(a)	488,700
285,000	Asbury Automotive Group Inc., Senior Subordinated Notes,
	7.625% due 3/15/17	205,200
	AutoNation Inc., Senior Notes:
145,000	4.791% due 4/15/13(d)	120,350
200,000	7.000% due 4/15/14	174,000
1,045,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	833,388

See Notes to Financial Statements.

4	Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE
AMOUNT	SECURITY	VALUE
	Specialty Retail — 1.0% continued
$220,000	Eye Care Centers of America, Senior Subordinated Notes,
	10.750% due 2/15/15	$227,975
	Michaels Stores Inc.:
670,000	Senior Notes, 10.000% due 11/1/14	505,850
510,000	Senior Subordinated Bonds, 11.375% due 11/1/16	328,950
	Total Specialty Retail	2,884,413
	TOTAL CONSUMER DISCRETIONARY	50,876,375
CONSUMER STAPLES — 1.3%
	Food & Staples Retailing — 0.1%
165,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	191,833
	Food Products — 0.6%
	Dole Food Co. Inc., Senior Notes:
195,000	8.625% due 5/1/09	193,538
1,494,000	8.875% due 3/15/11	1,374,480
200,000	Stater Brothers Holdings Inc., 7.750% due 4/15/15	194,000
	Total Food Products	1,762,018
	Household Products — 0.2%
710,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	679,825
	Tobacco — 0.4%
	Alliance One International Inc., Senior Notes:
230,000	8.500% due 5/15/12	216,775
760,000	11.000% due 5/15/12	777,100
	Total Tobacco	993,875
	TOTAL CONSUMER STAPLES	3,627,551
ENERGY — 12.7%
	Energy Equipment & Services — 2.0%
1,145,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	1,482,068
690,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	681,375
810,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14(a)	820,125
375,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	382,500
1,960,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	2,177,560
	Total Energy Equipment & Services	5,543,628
	Oil, Gas & Consumable Fuels — 10.7%
1,050,000	Atlas Pipeline Partners LP, 8.750% due 6/15/18(a)	1,029,000
2,120,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	2,167,700
	Chesapeake Energy Corp., Senior Notes:
435,000	6.625% due 1/15/16	409,987
950,000	6.250% due 1/15/18	874,000
590,000	7.250% due 12/15/18	578,200

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

August 31, 2008

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE
AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 10.7% continued
$345,000	Compagnie Generale de Geophysique SA, Senior Notes,
	7.500% due 5/15/15	$345,000
19	Corral Finans AB, Senior Secured Subordinated Bonds,
	4.291% due 4/15/10(a)(b)(d)	16
3,435,000	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	3,390,658
	Enterprise Products Operating LP:
790,000	Junior Subordinated Notes, 8.375% due 8/1/66(d)	781,667
370,000	Subordinated Notes, 7.034% due 1/15/68(d)	321,420
1,190,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,184,050
280,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16(a)	264,600
1,140,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,162,800
	Mariner Energy Inc., Senior Notes:
560,000	7.500% due 4/15/13	526,400
335,000	8.000% due 5/15/17	308,200
640,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
	Senior Notes, 8.750% due 4/15/18(a)	640,000
290,000	OPTI Canada Inc., Senior Secured Notes, 7.875% due 12/15/14	288,188
855,000	Parallel Petroleum Corp., 10.250% due 8/1/14	837,900
	Petrohawk Energy Corp., Senior Notes:
650,000	9.125% due 7/15/13	650,000
250,000	7.875% due 6/1/15(a)	234,375
	Petroplus Finance Ltd.:
380,000	6.750% due 5/1/14(a)	345,800
680,000	Senior Note, 7.000% due 5/1/17(a)	606,900
720,000	Quicksilver Resources Inc., 8.250% due 8/1/15	700,200
	SandRidge Energy Inc.:
2,500,000	8.625% due 4/1/15(a)(b)	2,425,000
100,000	Senior Notes, 8.000% due 6/1/18(a)	94,250
2,100,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(c)(e)	399,000
610,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18(a)	626,775
1,625,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	1,397,500
200,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16(a)	183,000
960,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	1,002,000
1,400,000	VeraSun Energy Corp., 9.375% due 6/1/17	826,000
795,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14(a)	719,475
765,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	730,575

See Notes to Financial Statements.

6	Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE
AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 10.7% continued
	Williams Cos. Inc.:
	Notes:
$1,210,000	7.875% due 9/1/21	$1,273,108
660,000	8.750% due 3/15/32	744,475
1,025,000	Senior Notes, 7.625% due 7/15/19	1,073,109
	Total Oil, Gas & Consumable Fuels	29,141,328
	TOTAL ENERGY	34,684,956
FINANCIALS — 10.8%
	Commercial Banks — 0.4%
300,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14(a)	297,000
	TuranAlem Finance BV, Bonds:
920,000	8.250% due 1/22/37(a)	653,200
280,000	8.250% due 1/22/37(a)	198,800
	Total Commercial Banks	1,149,000
	Consumer Finance — 4.6%
1,165,000	AmeriCredit Corp., 8.500% due 7/1/15	894,138
	Ford Motor Credit Co.:
	Notes:
650,000	7.875% due 6/15/10	560,537
635,000	7.000% due 10/1/13	460,515
	Senior Notes:
566,000	8.026% due 6/15/11(d)	443,245
832,500	5.538% due 1/13/12(d)	615,088
1,100,000	7.241% due 4/15/12(d)	1,052,063
4,900,000	12.000% due 5/15/15	4,149,305
	General Motors Acceptance Corp.:
3,970,000	Bonds, 8.000% due 11/1/31	2,144,852
650,000	Notes, 6.875% due 8/28/12	381,609
1,910,000	SLM Corp., 8.450% due 6/15/18	1,754,221
	Total Consumer Finance	12,455,573
	Diversified Financial Services — 3.4%
545,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes,
	8.375% due 8/15/15(a)	324,275
620,000	Capmark Financial Group Inc., 5.875% due 5/10/12	400,413
1,450,000	CCM Merger Inc., Notes, 8.000% due 8/1/13(a)	1,174,500
1,170,000	Citigroup Inc., Junior Subordinated Notes, Preferred Securities,
	8.400% due 4/30/18(d)(f)	994,816
980,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	991,025
	Residential Capital LLC:
2,212,000	Junior Secured Notes, 9.625% due 5/15/15(a)	741,020
1,472,000	Senior Secured Notes, 8.500% due 5/15/10(a)	1,023,040

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

August 31, 2008

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE
AMOUNT	SECURITY	VALUE
	Diversified Financial Services — 3.4% continued
$450,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes,
	7.750% due 4/1/15	$398,250
	TNK-BP Finance SA:
918,000	7.875% due 3/13/18(a)	823,905
445,000	Senior Notes, 7.875% due 3/13/18(a)	399,387
1,690,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes,
	step bond to yield 4.577% due 10/1/15	1,525,225
460,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes,
	9.000% due 10/1/14	454,250
	Total Diversified Financial Services	9,250,106
	Insurance — 0.5%
1,850,000	American International Group Inc., Junior Subordinated Debentures,
	8.175% due 5/15/58(a)(d)	1,432,192
	Real Estate Investment Trusts (REITs) — 0.5%
375,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	355,312
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
220,000	6.500% due 6/1/16	210,100
695,000	6.750% due 4/1/17	663,725
	Total Real Estate Investment Trusts (REITs)	1,229,137
	Real Estate Management & Development — 0.6%
760,000	Ashton Woods USA LLC/Ashton Woods Finance Co.,
	Senior Subordinated Notes, 9.500% due 10/1/15	421,800
	Realogy Corp.:
140,000	10.500% due 4/15/14	83,300
1,265,000	11.000% due 4/15/14(b)	600,875
1,220,000	Senior Subordinated Notes, 12.375% due 4/15/15	567,300
	Total Real Estate Management & Development	1,673,275
	Thrifts & Mortgage Finance — 0.8%
3,000,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities,
	10.875% due 8/1/27	2,250,000
	TOTAL FINANCIALS	29,439,283
HEALTH CARE — 6.4%
	Health Care Equipment & Supplies — 0.6%
765,000	Advanced Medical Optics Inc., Senior Subordinated Notes,
	7.500% due 5/1/17	688,500
	Biomet Inc.:
410,000	10.375% due 10/15/17(b)	432,550
490,000	11.625% due 10/15/17	517,563
	Total Health Care Equipment & Supplies	1,638,613

See Notes to Financial Statements.

8	Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE
AMOUNT	SECURITY	VALUE
	Health Care Providers & Services — 5.7%
$1,350,000	CRC Health Corp., 10.750% due 2/1/16	$1,046,250
	DaVita Inc.:
200,000	Senior Notes, 6.625% due 3/15/13	196,000
775,000	Senior Subordinated Notes, 7.250% due 3/15/15	766,281
	HCA Inc.:
2,345,000	Debentures, 7.500% due 11/15/95	1,667,649
	Notes:
725,000	6.375% due 1/15/15	601,750
550,000	7.690% due 6/15/25	433,000
25,000	Senior Notes, 6.250% due 2/15/13	21,750
	Senior Secured Notes:
845,000	9.250% due 11/15/16	871,406
1,300,000	9.625% due 11/15/16(b)	1,314,625
1,675,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes,
	8.750% due 6/15/14	1,687,563
	Tenet Healthcare Corp., Senior Notes:
1,385,000	6.375% due 12/1/11	1,343,450
210,000	6.500% due 6/1/12	204,225
1,775,000	7.375% due 2/1/13	1,675,156
565,000	9.875% due 7/1/14	572,063
	Universal Hospital Services Inc.:
320,000	6.303% due 6/1/15(d)	299,200
1,190,000	Senior Secured Notes, 8.500% due 6/1/15(b)	1,190,000
2,208,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12(b)(d)	1,777,440
	Total Health Care Providers & Services	15,667,808
	Pharmaceuticals — 0.1%
2,920,000	Leiner Health Products Inc., Senior Subordinated Notes,
	11.000% due 6/1/12(c)(e)	153,300
	TOTAL HEALTH CARE	17,459,721
INDUSTRIALS — 13.6%
	Aerospace & Defense — 1.9%
730,000	BE Aerospace Inc., 8.500% due 7/1/18	762,850
	DRS Technologies Inc., Senior Subordinated Notes:
170,000	6.625% due 2/1/16	175,950
865,000	7.625% due 2/1/18	914,738
2,515,000	Hawker Beechcraft Acquisition Co., Senior Notes,
	8.875% due 4/1/15(b)	2,521,287
870,000	L-3 Communications Corp., Senior Subordinated Notes,
	5.875% due 1/15/15	824,325
	Total Aerospace & Defense	5,199,150

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

August 31, 2008

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE
AMOUNT	SECURITY	VALUE
	Airlines — 2.4%
	Continental Airlines Inc., Pass-Through Certificates:
$172,169	8.312% due 4/2/11(g)	$152,370
560,000	7.339% due 4/19/14	422,800
2,370,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(a)	2,298,900
643,765	Delta Air Lines Inc., 8.954% due 8/10/14(g)	469,948
	United Airlines Inc., Pass-Through Certificates:
630,000	6.831% due 9/1/08	664,650
1,443,358	7.811% due 10/1/09	1,580,477
581,502	8.030% due 7/1/11(g)	639,652
275,000	6.932% due 9/1/11(g)	327,250
	Total Airlines	6,556,047
	Building Products — 1.6%
	Associated Materials Inc.:
3,155,000	Senior Discount Notes, step bond to yield 13.562% due 3/1/14	2,129,625
275,000	Senior Subordinated Notes, 9.750% due 4/15/12	275,687
	Nortek Inc.:
530,000	Senior Secured Notes, 10.000% due 12/1/13(a)	498,200
675,000	Senior Subordinated Notes, 8.500% due 9/1/14	415,125
2,200,000	NTK Holdings Inc., Senior Discount Notes,
	step bond to yield 10.559% due 3/1/14	935,000
	Total Building Products	4,253,637
	Commercial Services & Supplies — 3.2%
1,741,000	Allied Security Escrow Corp., Senior Subordinated Notes,
	11.375% due 7/15/11	1,847,636
510,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15(a)	456,450
	DynCorp International LLC/DIV Capital Corp.:
740,000	9.500% due 2/15/13(a)	740,000
2,455,000	Senior Subordinated Notes, 9.500% due 2/15/13	2,436,588
1,200,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	1,266,000
1,500,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	1,207,500
	US Investigations Services Inc.:
670,000	11.750% due 5/1/16(a)	546,050
160,000	Senior Subordinated Notes, 10.500% due 11/1/15(a)	143,200
	Total Commercial Services & Supplies	8,643,424
	Construction & Engineering — 0.3%
880,000	CSC Holdings Inc., 8.500% due 6/15/15(a)	888,800
	Industrial Conglomerates — 0.3%
	Sequa Corp., Senior Notes:
510,000	11.750% due 12/1/15(a)	451,350
510,000	13.500% due 12/1/15(a)(b)	451,350
	Total Industrial Conglomerates	902,700

See Notes to Financial Statements.

10	Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE
AMOUNT	SECURITY	VALUE
	Machinery — 0.2%
$430,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	$399,900
260,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	257,400
	Total Machinery	657,300
	Road & Rail — 2.2%
3,590,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	3,186,125
	Kansas City Southern de Mexico, Senior Notes:
1,535,000	9.375% due 5/1/12	1,611,750
700,000	7.625% due 12/1/13	689,500
315,000	7.375% due 6/1/14	308,700
160,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	162,600
	Total Road & Rail	5,958,675
	Trading Companies & Distributors — 1.2%
685,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(a)	619,925
1,640,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,426,800
1,545,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(a)	1,120,125
	Total Trading Companies & Distributors	3,166,850
	Transportation Infrastructure — 0.3%
	Swift Transportation Co., Senior Secured Notes:
1,395,000	10.554% due 5/15/15(a)(d)	495,225
800,000	12.500% due 5/15/17(a)	298,000
	Total Transportation Infrastructure	793,225
	TOTAL INDUSTRIALS	37,019,808
INFORMATION TECHNOLOGY — 1.7%
	Electronic Equipment, Instruments & Components — 0.3%
	NXP BV/NXP Funding LLC:
250,000	Senior Notes, 9.500% due 10/15/15	170,000
	Senior Secured Notes:
310,000	5.541% due 10/15/13(d)	242,188
520,000	7.875% due 10/15/14	429,000
	Total Electronic Equipment, Instruments & Components	841,188
	IT Services — 1.0%
855,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15(a)(b)	762,019
150,000	First Data Corp., 5.625% due 11/1/11	80,437
	SunGard Data Systems Inc.:
200,000	Senior Notes, 9.125% due 8/15/13	204,000
1,790,000	Senior Subordinated Notes, 10.250% due 8/15/15	1,812,375
	Total IT Services	2,858,831

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

August 31, 2008

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE
AMOUNT	SECURITY	VALUE
	Semiconductors & Semiconductor Equipment — 0.1%
	Freescale Semiconductor Inc.:
$190,000	10.125% due 12/15/16	$146,775
90,000	Senior Notes, 8.875% due 12/15/14	73,350
	Total Semiconductors & Semiconductor Equipment	220,125
	Software — 0.3%
1,110,000	Activant Solutions Inc., Senior Subordinated Notes,
	9.500% due 5/1/16	843,600
	TOTAL INFORMATION TECHNOLOGY	4,763,744
MATERIALS — 8.1%
	Chemicals — 1.4%
2,300,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	1,138,500
480,000	Huntsman International LLC, Senior Subordinated Notes,
	7.875% due 11/15/14	448,800
865,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	912,575
1,715,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27(a)	883,225
295,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	252,225
	Total Chemicals	3,635,325
	Containers & Packaging — 1.1%
10,000	Berry Plastics Holding Corp., 10.250% due 3/1/16	7,050
595,000	Graham Packaging Co. Inc., Senior Subordinated Notes,
	9.875% due 10/15/14	525,088
1,580,000	Graphic Packaging International Corp., Senior Subordinated Notes,
	9.500% due 8/15/13	1,493,100
320,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15(a)	267,200
425,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10(c)(e)(g)	0
480,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16(a)	494,400
340,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	300,900
	Total Containers & Packaging	3,087,738
	Metals & Mining — 3.0%
1,260,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	1,337,653
890,000	Metals USA Holdings Corp., 8.791% due 7/1/12(b)(d)	807,675
1,410,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,480,500
980,000	Noranda Aluminium Holding Corp., Senior Notes, 8.578% due 11/15/14(d)	784,000
1,455,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	1,356,787
2,525,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15(a)	2,487,125
	Total Metals & Mining	8,253,740
	Paper & Forest Products — 2.6%
	Abitibi-Consolidated Co. of Canada:
2,002,000	15.500% due 7/15/10(a)	1,521,520
1,500,000	Senior Secured Notes, 13.750% due 4/1/11(a)	1,582,500

See Notes to Financial Statements.

12	Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE
AMOUNT	SECURITY	VALUE
	Paper & Forest Products — 2.6% continued
	Appleton Papers Inc.:
$75,000	Senior Notes, 8.125% due 6/15/11	$69,000
1,450,000	Senior Subordinated Notes, 9.750% due 6/15/14	1,152,750
	NewPage Corp., Senior Secured Notes:
1,655,000	9.051% due 5/1/12(d)	1,559,837
240,000	10.000% due 5/1/12	234,000
466,288	Newpage Holding Corp., 9.986% due 11/1/13(b)(d)	434,814
580,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	495,900
	Total Paper & Forest Products	7,050,321
	TOTAL MATERIALS	22,027,124
TELECOMMUNICATION SERVICES — 9.0%
	Diversified Telecommunication Services — 6.1%
175,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	135,188
	Citizens Communications Co.:
90,000	Debentures, 7.050% due 10/1/46	59,625
1,210,000	Senior Notes, 7.875% due 1/15/27	1,046,650
940,000	GT Group Telecom Inc., Senior Discount Notes,
	13.250% due 2/1/10(c)(e)(g)	0
670,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes,
	12.500% due 5/1/15	120,600
2,500,000	Intelsat Corp., 9.250% due 8/15/14(a)	2,506,250
155,000	Intelsat Jackson Holdings Ltd., 9.500% due 6/15/16(a)	156,356
2,015,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	1,858,838
1,320,000	Nordic Telephone Co. Holdings, Senior Secured Bonds,
	8.875% due 5/1/16(a)	1,277,100
790,000	Qwest Communications International Inc., Senior Notes,
	7.500% due 2/15/14	722,850
2,545,000	Telcordia Technologies Inc., Senior Subordinated Notes,
	10.000% due 3/15/13(a)	2,074,175
2,375,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	2,274,062
2,370,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15(a)	2,441,100
1,865,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,855,675
	Total Diversified Telecommunication Services	16,528,469
	Wireless Telecommunication Services — 2.9%
800,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17(a)(b)	924,000
450,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	448,312
	Sprint Capital Corp.:
3,400,000	Notes, 8.750% due 3/15/32	3,314,565
1,975,000	Senior Notes, 6.875% due 11/15/28	1,682,967

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report	13

Schedule of investments (unaudited) continued

August 31, 2008

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE
AMOUNT	SECURITY	VALUE
	Wireless Telecommunication Services — 2.9% continued
$2,120,000	True Move Co., Ltd., 10.750% due 12/16/13(a)	$1,696,000
	Total Wireless Telecommunication Services	8,065,844
	TOTAL TELECOMMUNICATION SERVICES	24,594,313
UTILITIES — 9.6%
	Electric Utilities — 1.1%
475,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	515,375
2,540,000	Texas Competitive Electric Holding Co. LLC, Senior Notes,
	10.500% due 11/1/16(a)(b)	2,444,750
	Total Electric Utilities	2,960,125
	Gas Utilities — 0.6%
1,830,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.,
	Senior Notes, 6.875% due 12/15/13	1,674,450
	Independent Power Producers & Energy Traders — 7.9%
	AES Corp., Senior Notes:
1,410,000	8.000% due 10/15/17	1,395,900
1,000,000	8.000% due 6/1/20(a)	962,500
2,360,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	2,188,900
160,000	Dynegy Inc., 7.670% due 11/8/16	156,600
	Edison Mission Energy, Senior Notes:
1,000,000	7.750% due 6/15/16	1,005,000
840,000	7.200% due 5/15/19	810,600
1,065,000	7.625% due 5/15/27	966,488
8,970,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17(a)(b)	8,902,725
574,834	Mirant Mid Atlantic LLC, Pass-Through Certificates,
	10.060% due 12/30/28	648,125
740,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	738,150
	NRG Energy Inc., Senior Notes:
575,000	7.250% due 2/1/14	568,531
2,905,000	7.375% due 2/1/16	2,875,950
100,000	7.375% due 1/15/17	98,000
310,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	223,049
	Total Independent Power Producers & Energy Traders	21,540,518
	TOTAL UTILITIES	26,175,093
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $282,995,856)	250,667,968

See Notes to Financial Statements.

14	Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FACE
AMOUNT	SECURITY	VALUE
ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
	Diversified Financial Services — 0.0%
$6,296,588	Airplanes Pass-Through Trust, Subordinated Notes,
	10.875% due 3/15/19(c)(e)(g) (Cost — $6,995,540)	$0
COLLATERALIZED SENIOR LOANS — 2.4%
CONSUMER DISCRETIONARY — 0.4%
	Auto Components — 0.4%
1,220,464	Allison Transmission, Term Loan B, 5.333% due 8/7/14(d)	1,099,180
ENERGY — 0.9%
	Energy Equipment & Services — 0.6%
1,528,113	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18(d)(e)	1,512,832
	Oil, Gas & Consumable Fuels — 0.3%
1,000,000	Stallion Oilfield Services, Term Loan, 8.361% due 7/31/12(d)	875,000
	TOTAL ENERGY	2,387,832
INDUSTRIALS — 0.2%
	Trading Companies & Distributors — 0.2%
577,532	Penhall International Corp., Term Loan, 12.393% due 4/1/12(d)	514,004
INFORMATION TECHNOLOGY — 0.5%
	IT Services — 0.5%
1,540,000	First Data Corp., Term Loan, 9.320% due 9/24/15(d)	1,416,560
MATERIALS — 0.4%
	Containers & Packaging — 0.3%
1,604,786	Berry Plastics Corp., Senior Term Loan, 9.728% due 6/15/14(d)	962,871
	Paper & Forest Products — 0.1%
224,000	Verso Paper Holdings LLC, Term Loan, 9.033% due 2/1/13(d)	186,480
	TOTAL MATERIALS	1,149,351
	TOTAL COLLATERALIZED SENIOR LOANS
	(Cost — $7,294,127)	6,566,927
CONVERTIBLE BONDS & NOTES — 0.4%
CONSUMER DISCRETIONARY — 0.1%
	Media — 0.1%
230,000	Virgin Media Inc., 6.500% due 11/15/16(a)	212,175
INDUSTRIALS — 0.3%
	Marine — 0.3%
1,015,000	Horizon Lines Inc., 4.250% due 8/15/12	838,644
	TOTAL CONVERTIBLE BONDS & NOTES
	(Cost — $1,017,080)	1,050,819

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report	15

Schedule of investments (unaudited) continued

August 31, 2008

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SHARES	SECURITY	VALUE
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
	Household Durables — 0.0%
2,821,127	Home Interiors & Gifts Inc.(e)(g)*	$3
CONSUMER STAPLES — 0.0%
	Food Products — 0.0%
38,785	Aurora Foods Inc.(e)(g)*	0
MATERIALS — 0.0%
	Chemicals — 0.0%
1	Pliant Corp.(e)(g)*	0
TELECOMMUNICATION SERVICES — 0.0%
	Diversified Telecommunication Services — 0.0%
2,169	McLeodUSA Inc., Class A Shares(e)(g)*	0
12,250	Pagemart Wireless(e)(g)*	122
	TOTAL TELECOMMUNICATION SERVICES	122
	TOTAL COMMON STOCKS (Cost — $1,257,731)	125
CONVERTIBLE PREFERRED STOCKS — 0.8%
FINANCIALS — 0.8%
	Diversified Financial Services — 0.8%
1,820	Bank of America Corp., 7.250% due 12/31/49	1,663,480
15,100	Citigroup Inc., 6.500% due 12/31/49	643,562
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $2,561,076)	2,307,042
PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.1%
	Automobiles — 0.1%
8,800	Ford Motor Co., Notes, 7.500%	102,344
	Media — 0.0%
3	ION Media Networks Inc., Series B, 12.000%*	1,625
	TOTAL CONSUMER DISCRETIONARY	103,969
FINANCIALS — 0.0%
	Diversified Financial Services — 0.0%
100	Preferred Plus Trust, Series FRD-1, 7.400%	1,000
8,500	Saturns, Series F 2003-5, 8.125%	88,910
	TOTAL FINANCIALS	89,910
	TOTAL PREFERRED STOCKS (Cost — $352,930)	193,879

See Notes to Financial Statements.

16	Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

WARRANTS	SECURITY	VALUE
WARRANTS — 0.0%
1,005	Cybernet Internet Services International Inc., Expires 7/1/09(a)(e)(g)*	$0
940	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(e)(g)*	0
720	IWO Holdings Inc., Expires 1/15/11(a)(e)(g)*	0
750	Jazztel PLC, Expires 7/15/10(a)(e)(g)*	0
1,040	Merrill Corp., Class B Shares, Expires 5/5/09(a)(e)(g)*	0
2,460	Viasystems Group Inc., Expires 1/31/10(e)(g)*	0
	TOTAL WARRANTS
	(Cost — $248,597)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $302,722,937)	260,786,760

FACE
AMOUNT†
SHORT-TERM INVESTMENTS — 2.0%
		Sovereign Bonds — 1.1%
		Egypt Treasury Bills:
7,950,000	EGP	Zero coupon bond to yield 12.079% due 11/4/08	1,448,453
8,350,000	EGP	Zero coupon bond to yield 12.080% due 11/11/08	1,517,836
		Total Sovereign Bonds
		(Cost — $2,936,910)	2,966,289
		Repurchase Agreement — 0.9%
2,413,000		Morgan Stanley tri-party repurchase agreement dated 8/29/08,
		2.030% due 9/2/08; Proceeds at maturity — $2,413,544;
		(Fully collateralized by U.S. government agency obligation,
		5.240% due 2/28/13; Market value — $2,463,652)
		(Cost — $2,413,000)	2,413,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $5,349,910)	5,379,289
		TOTAL INVESTMENTS — 97.5% (Cost — $308,072,847#)	266,166,049
		Other Assets in Excess of Liabilities — 2.5%	6,774,890
		TOTAL NET ASSETS — 100.0%	$272,940,939

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2008.
(e)	Illiquid security.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 2).
#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
EGP – Egyptian Pound

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

August 31, 2008

ASSETS:
Investments, at value (Cost — $308,072,847)	$266,166,049
Cash	743
Dividends and interest receivable	6,543,651
Receivable for securities sold	381,983
Prepaid expenses	24,942
Other receivables	187,513
Total Assets	273,304,881
LIABILITIES:
Investment management fee payable	185,766
Payable for securities purchased	131,804
Accrued expenses	46,372
Total Liabilities	363,942
TOTAL NET ASSETS	$272,940,939
NET ASSETS:
Par value ($0.001 par value; 45,637,929 shares issued and outstanding; 500,000,000 shares authorized) (Note 5)	$45,638
Paid-in capital in excess of par value	489,609,578
Undistributed net investment income	3,386,782
Accumulated net realized loss on investments and swap contracts	(178,194,261)
Net unrealized depreciation on investments	(41,906,798)
TOTAL NET ASSETS	$272,940,939
Shares Outstanding	45,637,929
Net Asset Value	$5.98

See Notes to Financial Statements.

18	Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2008

INVESTMENT INCOME:
Interest	$14,543,457
Dividends	109,699
Total Investment Income	14,653,156
EXPENSES:
Investment management fee (Note 3)	1,141,612
Shareholder reports	37,076
Directors’ fees	26,912
Audit and tax	21,226
Stock exchange listing fees	18,670
Legal fees	14,970
Transfer agent fees	13,522
Custody fees	6,186
Insurance	3,514
Miscellaneous expenses	4,710
Total Expenses	1,288,398
NET INVESTMENT INCOME	13,364,758
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SWAP CONTRACTS (NOTES 1 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	(5,676,364)
Swap contracts	8,217
Net Realized Loss	(5,668,147)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(5,588,996)
Swap contracts	(456)
Change in Net Unrealized Appreciation/Depreciation	(5,589,452)
NET LOSS ON INVESTMENTS AND SWAP CONTRACTS	(11,257,599)
INCREASE IN NET ASSETS FROM OPERATIONS	$2,107,159

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report	19

Statements of changes in net assets

FOR THE SIX MONTHS ENDED AUGUST 31, 2008 (unaudited) AND THE YEAR ENDED FEBRUARY 29, 2008	August 31	February 29
OPERATIONS:
Net investment income	$13,364,758	$25,061,142
Net realized loss	(5,668,147)	(2,239,668)
Change in net unrealized appreciation/depreciation	(5,589,452)	(42,978,260)
Increase (Decrease) in Net Assets From Operations	2,107,159	(20,156,786)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(12,596,068)	(24,644,482)
Decrease in Net Assets From Distributions to Shareholders	(12,596,068)	(24,644,482)
DECREASE IN NET ASSETS	(10,488,909)	(44,801,268)
NET ASSETS:
Beginning of period	283,429,848	328,231,116
End of period*	$272,940,939	$283,429,848
* Includes undistributed net investment income of:	$3,386,782	$2,618,092

See Notes to Financial Statements.

20	Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28,

UNLESS OTHERWISE NOTED:

	2008[1]	2008[2]	2007	2006	2005[3]	2004[2,3]
NET ASSET VALUE, BEGINNING OF PERIOD	$6.21	$7.19	$6.94	$7.20	$7.12	$6.30
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.29	0.55	0.54	0.50	0.53	0.58
Net realized and unrealized gain (loss)	(0.24)	(0.99)	0.21	(0.26)	0.13	0.88
Total income (loss) from operations	0.05	(0.44)	0.75	0.24	0.66	1.46
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.54)	(0.50)	(0.50)	(0.58)	(0.60)
Return of capital	—	—	—	—	—	(0.04)
Total distributions	(0.28)	(0.54)	(0.50)	(0.50)	(0.58)	(0.64)
NET ASSET VALUE, END OF PERIOD	$5.98	$6.21	$7.19	$6.94	$7.20	$7.12
MARKET PRICE, END OF PERIOD	$5.56	$5.60	$6.96	$6.16	$6.49	$6.98
Total return, based on NAV[4,5]	0.94%	(5.86)%	12.11%	4.49%	10.33%	23.98%
Total return, based on Market Price[5]	4.07%	(12.30)%	22.27%	2.89%	1.45%	11.78%
NET ASSETS, END OF PERIOD (MILLIONS)	$273	$283	$328	$317	$329	$325
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.90%[6]	0.90%	0.97%[7]	1.11%	1.26%	1.24%
Net expenses	0.90 [6]	0.90 [8]	0.94 [7,9]	1.11 [9]	1.26	1.24
Net investment income	9.37 [6]	8.04	7.56	7.21	7.47	8.45
PORTFOLIO TURNOVER RATE	26%	58%	67%	33%	41%	31%

[1]	For the six months ended August 31, 2008 (unaudited).
[2]	For the year ended February 29.
[3]	Per share amounts have been calculated using the average shares method.
[4]

Performance figures may reflect fee waivers and/or expense reimbursement. In the absence of fee waivers and /or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.91%.

[8]	There was no impact to the expense ratio as a result of fees paid indirectly.
[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Managed High Income Fund Inc. (the “Fund”) was incorporated in Maryland on December 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Credit default swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

22	Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations and are amortized over the life of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are recorded as realized gain or loss on the Statement of Operations.

Entering into a CDS involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement and that there will be unfavorable changes in net interest rates.

(c) Credit and market risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. If material, the amount is shown as a reduction of expenses on the Statement of Operations.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund

Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment valuation

Effective March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

24	Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	August 31, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$266,166,049	$2,501,046	$262,075,657	$1,589,346

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Balance as of February 29, 2008	$ 125
Accrued Premiums/Discounts	11,283
Realized Gain (Loss)	14
Change in unrealized appreciation (depreciation)	(185,099)
Net purchases (sales)	643,751
Transfers in and/or out of Level 3	1,119,272
Balance as of August 31, 2008	$1,589,346

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

LMPFA has delegated to Western Asset the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. Western Asset Limited provides certain advisory services to the Fund relating to currency transactions and investment in non-U.S. dollar denominated securities. Western Asset Limited does not receive any compensation from the Fund and is paid by Western Asset for its services to the Fund.

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

4. Investments

During the six months ended August 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$71,207,779
Sales	72,084,159

At August 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 5,212,818
Gross unrealized depreciation	(47,119,616)
Net unrealized depreciation	$(41,906,798)

5. Capital shares

On November 16, 1999, the Fund commenced a share repurchase plan. Since the inception of the repurchase plan, the Fund repurchased (and retired) 1,213,500 shares with a total cost of $10,210,959. For the six months ended August 31, 2008, the Fund did not repurchase shares.

6. Capital loss carryforward

As of February 29, 2008, the Fund had a net capital loss carryforward of approximately $168,978,517, of which $37,822,746 expires in 2009, $87,539,581 expires in 2010, $38,635,215 expires in 2011, and $4,980,975 expires in 2012. These amounts will be available to offset any future taxable gains.

7. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

26	Western Asset Managed High Income Fund Inc. 2008 Semi-Annual Report

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of the Fund was held on June 19, 2008, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

Election of directors

NOMINEES	COMMON SHARES VOTES FOR	COMMON SHARES VOTES WITHHELD
Carol L. Colman	31,861,737	3,740,122
Leslie H. Gelb	31,846,856	3,755,003
Riordan Roett	31,859,670	3,742,189

At August 31, 2008, in addition to Carol L. Colman, Leslie H. Gelb and Riordan Roett, the Directors of the Fund were as follows:

Daniel P. Cronin
Paolo M. Cucchi
R. Jay Gerken
William R. Hutchinson
Jeswald W. Salacuse

Western Asset Managed High Income Fund Inc.	27

Dividend reinvestment plan (unaudited)

Under the Fund’s Dividend Reinvestment Plan (“Plan”), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by American Stock Transfer & Trust Company (“AST”), as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to Fund shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of AST as dividend-paying agent.

If the Fund declares a dividend or capital gains distribution payable either in shares of Common Stock or in cash, shareholders who are not Plan participants will receive cash, and Plan participants will receive the equivalent amount in shares of Common Stock. When the market price of the Common Stock is equal to or exceeds the net asset value per share of the Common Stock on the Valuation Date (as defined below), Plan participants will be issued shares of Common Stock valued at the net asset value most recently determined or, if net asset value is less than 95% of the then current market price of the Common Stock, then at 95% of the market value. The Valuation Date is the dividend or capital gains distribution record date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the immediately preceding trading day.

If the market price of the Common Stock is less than the net asset value of the Common Stock, a broker-dealer not affiliated with Legg Mason, Inc., as purchasing agent for Plan participants (“Purchasing Agent”), will buy Common Stock in the open market, on the NYSE or elsewhere, for the participants’ accounts. If, following the commencement of the purchases and before the Purchasing Agent has completed its purchases, the market price exceeds the net asset value of the Common Stock, the average per share purchase price paid by the Purchasing Agent may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund at net asset value. Additionally, if the market price exceeds the net asset value of shares before the Purchasing Agent has completed its purchases, the Purchasing Agent is permitted to cease purchasing shares and the Fund may issue the remaining shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In a case where the Purchasing Agent has terminated open market purchases and the Fund has issued the remaining shares, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. AST will apply all cash received as a dividend or capital gains distribution to purchase Common Stock on the open market as

28	Western Asset Managed High Income Fund Inc.

soon as practicable after the payable date of the dividend or capital gains distribution, but in no event later than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.

AST will maintain all shareholder accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant will be held by AST on behalf of the Plan participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan.

Plan participants are subject to no charge for reinvesting dividends and capital gains distributions. AST’s fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund as a result of dividends or capital gains distributions payable either in Common Stock or in cash. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to open market purchases made in connection with the reinvestment of dividends or capital gains distributions.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by AST, with the Fund’s prior written consent, on at least 30 days’ written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to American Stock Transfer & Trust Company, 59 Maiden Lane, New York, New York 10038 or by telephone at
1-877-366-6441.

Western Asset Managed High Income Fund Inc.	29

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Western Asset Managed High Income Fund Inc.

Directors	Subadviser
Carol L. Colman	Western Asset Management
Daniel P. Cronin	Company
Paolo M. Cucchi
Leslie H. Gelb	Western Asset Management
R. Jay Gerken, CFA	Company Limited
Chairman
William R. Hutchinson	Custodian
Riordan Roett	State Street Bank & Trust
Jeswald W. Salacuse	Company
225 Franklin Street
Officers	Boston, Massachusetts 02110
R. Jay Gerken, CFA
President and Chief Executive	Transfer Agent
Officer	American Stock Transfer & Trust
Kaprel Ozsolak	Company
Chief Financial Officer and	59 Maiden Lane
Treasurer	New York, New York 10038
Ted P. Becker
Chief Compliance Officer
Robert I. Frenkel	Independent Registered Public
Secretary and Chief Legal Officer	Accounting Firm
Thomas Mandia	KPMG LLP
Assistant Secretary	345 Park Avenue
Steven Frank	New York, New York 10154
Controller
Albert Laskaj	Legal Counsel
Controller	Simpson Thacher & Bartlett LLP
425 Lexington Avenue
Western Asset Managed High	New York, New York 10017
Income Fund Inc.
55 Water Street	New York Stock Exchange Symbol
New York, New York 10041	MHY

Investment Manager
Legg Mason Partners
Fund Advisor, LLC

Western Asset Managed High Income Fund Inc.

WESTERN ASSET MANAGED HIGH INCOME FUND INC. 55 Water Street New York, New York 10041

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase at market price shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/cef and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Managed High Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

American Stock
Transfer & Trust Company
59 Maiden Lane
New York, New York 10038

WASX010337 8/08 SR08-655

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Managed High Income Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Western Asset Managed High Income Fund Inc.

Date:	November 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Western Asset Managed High Income Fund Inc.

Date:	November 6, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Western Asset Managed High Income Fund Inc.

Date:	November 6, 2008